Derivative Instruments - Cash Flow Hedges and Net Investment Hedges Reconciliation Related To Impacts on Consolidated Statement of Other Comprehensive Income, On a Pre-Tax Basis (Detail) - CAD ($)
$ in Millions
		12 Months Ended
		Oct. 31, 2023		Oct. 31, 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		$ 1,552
Ending Balance		1,862		$ 1,552
Cash Flow Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		(6,948)	[1],[2]	274
Gains / (losses) recognized in OCI		(1,868)		(6,793)
Amount reclassified to net income/goodwill as the hedged item affects net income/goodwill		1,339		(429)
Ending Balance	[1],[2]	(7,477)		(6,948)
Active hedges		(2,182)		(5,512)
Discontinued hedges		(5,295)		(1,436)
Cash Flow Hedges [member] | Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		(8,204)	[1],[2]	578
Gains / (losses) recognized in OCI		(1,543)		(8,448)
Amount reclassified to net income/goodwill as the hedged item affects net income/goodwill		1,732		(334)
Ending Balance	[1],[2]	(8,015)		(8,204)
Active hedges		(2,720)		(6,713)
Discontinued hedges		(5,295)		(1,491)
Cash Flow Hedges [member] | Foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		1,223	[1],[2],[3]	(483)
Gains / (losses) recognized in OCI		(245)	[3]	1,684
Amount reclassified to net income/goodwill as the hedged item affects net income/goodwill		(368)	[3]	22
Ending Balance	[1],[2],[3]	610		1,223
Active hedges		610	[3]	1,168
Discontinued hedges				55
Cash Flow Hedges [member] | Equity price risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		33	[1],[2]	179
Gains / (losses) recognized in OCI		(80)		(29)
Amount reclassified to net income/goodwill as the hedged item affects net income/goodwill		(25)		(117)
Ending Balance	[1],[2]	(72)		33
Active hedges		(72)		33
Net Investment Hedges [member] | Foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		(1,723)	[1],[2]	(1,263)
Gains / (losses) recognized in OCI		(463)		(457)
Amount reclassified to net income/goodwill as the hedged item affects net income/goodwill				(3)
Ending Balance	[1],[2]	(2,186)		(1,723)
Active hedges		(2,186)		(1,723)
Hedged item [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		(8,671)	[1],[2]	(989)
Gains / (losses) recognized in OCI		(2,331)		(7,250)
Amount reclassified to net income/goodwill as the hedged item affects net income/goodwill		1,339		(432)
Ending Balance	[1],[2]	(9,663)		(8,671)
Active hedges		(4,368)		(7,235)
Discontinued hedges		$ (5,295)		$ (1,436)

[1]	Tax balance related to cash flow hedges accumulated other comprehensive income was $2,029 million as at October 31, 2023 ($1,819 million as at October 31, 2022).
[2]	Tax balance related to net investment hedges accumulated other comprehensive income was $555 million as at October 31, 2023 ($466 million as at October 31, 2022).
[3]	On closing our acquisition of Bank of the West on February 1, 2023, we settled the foreign exchange forward contracts entered to mitigate foreign exchange risk of the purchase price of Bank of the West and reclassified gain of $269 million to goodwill. Refer to Note 10 for further details.